Cash and cash equivalents - Currency (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents
Total	$ 41,553	$ 111,049	$ 50,754	$ 71,798
United States Dollars
Cash and cash equivalents
Total	21,451	94,293
Euro
Cash and cash equivalents
Total	19,352	16,113
Russian Ruble
Cash and cash equivalents
Total	101	74
Armenian Dram
Cash and cash equivalents
Total	37	35
Kazakhstani Tenge
Cash and cash equivalents
Total	$ 612	529
United Arab Emirates Dirham
Cash and cash equivalents
Total		$ 5